Leases	6 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
LEASES

NOTE 11:- LEASES

The components of lease expense for the six months ended June 30, 2020 and 2019 were as follows:

	Six months ended June 30,
	2020	2019

Operating lease	$2,245	$1,828
Short-term lease	25	102
Total lease expense	$2,270	$1,930

Cash paid for amounts included in the measurement of operating lease liabilities was $2,212 and $1,793 during the six months ended June 30, 2020 and 2019, respectively.

The Company’s operating lease agreements have remaining lease terms ranging from 1 year to 11 years, including agreements with options to extend the leases for up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

June 30, 2020

Weighted average remaining lease term	8.8 years

Weighted average discount rate	2.9%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

The remainder of 2020	$2,388
2021	4,191
2022	3,300
2023	2,548
2024	2,511
2025 and thereafter	11,215
Total operating lease payments	$26,153
Less: imputed interest	3,016
Present value of lease liabilities	$23,137